Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 HKD ($)		Dec. 31, 2025 SGD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Applicable tax rate	(43.11%)	[1]	(43.11%)	[1]	(43.11%)	[1]	(4.16%)	(1.37%)
Percentage of statutory tax rate	25.00%		25.00%		25.00%		25.00%	25.00%
Effect of income tax exemption rate	0.20%		0.20%		0.20%		(0.39%)	(5.71%)
Income tax reconciliation tax exemptible income	¥ (249,076)
Net operating loss carryforward (in Yuan Renminbi)	568,188,165
Provision of valuation allowance (in Yuan Renminbi)	9,831,853						¥ 31,087,058	¥ 47,333,923
Reversal of Valuation Allowance (in Yuan Renminbi)	¥ 3,055,163						¥ 257,501	¥ 117,051
Zhejiang Weike [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate								15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits (in Dollars) | $			$ 2,000,000
Hong Kong [Member] | Up To Two Million [Member]
Income Taxes [Line Items]
Applicable tax rate	8.25%		8.25%		8.25%
Hong Kong [Member] | Over Two Million [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%		16.50%		16.50%
United States [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate	21.00%		21.00%		21.00%
Singapore [Member]
Income Taxes [Line Items]
Applicable tax rate	17.00%		17.00%		17.00%
Singapore [Member] | First Exemption [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	75.00%		75.00%		75.00%
Income tax reconciliation tax exemptible income	¥ 470,000				$ 100,000
Singapore [Member] | Second Exemption [Member]
Income Taxes [Line Items]
Effect of income tax exemption rate	50.00%		50.00%		50.00%
Income tax reconciliation tax exemptible income	¥ 470,000				$ 100,000
PRC [Member]
Income Taxes [Line Items]
Percentage of statutory tax rate							15.00%
Enterprise income tax foreign and domestic	25.00%		25.00%		25.00%
Enterprise income tax rate	25.00%		25.00%		25.00%
Preferential tax rate	15.00%		15.00%		15.00%

[1]	Substantially all the income tax difference under different tax jurisdictions was generated from BVI entities.